Related parties	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Related parties [Text Block]
29.	Related parties

	(a)	Group companies

The financial statements include the financial statements of the Company and the following significant subsidiaries:

				Beneficial
				ownership of
				ultimate
				controlling
				party (Hudbay
				Minerals Inc.)

			Entity's
Name	Jurisdiction	Business	Parent	2018	2017
HudBay Marketing & Sales Inc	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/de velopment	Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
			HudBay
			Arizona
			(US)
		Exploration/de	Holding
Rosemont Copper Company [1]	Arizona	velopment	Corporation	100%	100%

1 Rosemont Copper Company currently owns a 92.05% interest in the Rosemont project; its interest is subject to an earn-in agreement with United Copper & Moly LLC ("UCM"), pursuant to which UCM has earned a 7.95% interest in the project and may earn up to a 20% interest.

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

(b)	Compensation of key management personnel

The Group’s key management includes members of the Board of Directors, the Group's Chief Executive Officer, the Group’s senior vice presidents and vice presidents. Total compensation to key management personnel was as follows:

	2018	2017
Short-term employee benefits[1]	$8,652	$8,654
Post-employment benefits	762	777
Long-term share-based awards	5,970	6,110
	$15,384	$15,541

[1] Such as salaries and social security contributions, paid annual leave and paid sick leave, profit-sharing and bonuses and nonmonetary benefits (such as medical care, housing, cars and free or subsidized goods or services) for current employees.